IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of Provisions for Impairment of property, plant and equipment [Text Block]
Provisions for impairment of property, plant and equipment due to technical obsolescence have been recorded as of December 31, 2017 and December 31, 2016, respectively, as shown below:

Disclosure of Asset Impairment
Principal classes of Assets affected by Impairment and Reversal of Losses	Machinery and Equipment
Principal Facts and Circumstances that lead to Recognizing Impairment and Reversal of losses	Technical Obsolescence and Claim
	12-31-2017	12-31-2016

Information relevant to the sum of all impairment	ThU.S.$17,396	ThU.S.$7,993

Disclosure of reconciliation of changes in goodwill [text block]
At the date of these consolidated financial statements, the balance of goodwill is ThU.S.$69,922 (ThU.S.$74,893 at December 31, 2016), as shown below:

	12-31-2017	12-31-2016
Goodwill	ThU.S.$	ThU.S.$
Opening balance at January 1	74,893	69,475
Impairment	(4,640)	-
Increase (decrease) in foreign currency exchange	(331)	5,418
Closing balance at December 31, 2017	69,922	74,893